Income Taxes - Temporary Differences resulting in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
State net operating losses	$ 426	$ 4
Federal net operating loss	553	51
Foreign net operating loss	17	0
Compensation programs	97	49
Allowance for doubtful accounts	50	19
Self-insurance reserves	10	8
Accrued restructuring and support expenses	0	1,278
Accrued expenses	79	28
Federal tax credits	58	17
Federal indirect tax benefits of uncertain state tax positions	4	5
Financing obligations	2,303	0
Golf course properties’ obligation	30	0
Intangibles	0	39
Debt related items	78	0
Deferred revenue	46	1
Other	10	12
Subtotal	3,761	1,511
Less: valuation allowance	1,513	1,356
Total deferred tax assets	2,248	155
Depreciation and other property-related items	2,560	1,091
Deferred cancellation of debt income and other debt-related items	0	4
Investment in non-consolidated affiliates	0	910
Intangibles	221	0
Prepaid expenses	24	15
Other	18	0
Total deferred tax liabilities	2,823	2,020
Net deferred tax liability	$ 575	$ 1,865